Document and Entity Information	Oct. 23, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001636519
Current Fiscal Year End Date	--06-30
Document Type	8-K
Document Period End Date	Oct. 23, 2026
Entity Registrant Name	MSG KNICKERBOCKERS CORP.
Entity Incorporation State Country Code	NV
Entity File Number	001-36900
Entity Tax Identification Number	47-3373056
Entity Address, Address Line One	2 Penn Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10121
City Area Code	(212)
Local Phone Number	465-6300
Entity Information, Former Legal or Registered Name	Madison Square Garden Sports Corp.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	MSGK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false